Ameritas Life Insurance Corp.Logo

Gregory C. Sernett
Assistant Vice President, Associate General Counsel, and Assistant Secretary

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

May 3, 2006

                                               Transmitted via EDGAR on 5.3.2006

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Life Insurance Corp. Separate Account LLVA (Registrant) File No. 333-122109
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2006, for Ameritas Life Insurance Corp. Separate Account LLVA ("Separate Account"), File No. 333-122109, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-122109 on Form N-4 filed with the SEC April 21, 2006; and

     2. The text of Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-122109 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7853.

Sincerely,

/s/ Gregory C. Sernett

Gregory C. Sernett
Assistant Vice President,
Associate General Counsel,
and Assistant Secretary